Accrued Payroll and Related Benefits - Schedule of Accrued Payroll and Related Benefits (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Portion: Salary Payable	$ 94,402	$ 86,281	$ 156,609
Current Portion: Provision for Gratuity	12,359	11,415	20,277
Current Portion: Provision for Leave Encashment	4,770	4,171	37,111
Current Portion: Bonus & LTA Payable	96,307	111,848	157,251
Current Portion: Provident Fund Payable	66,839	58,859	21,096
Accrued payroll and related benefits, current	274,677	272,574	392,344
Non- Current Portion: Provision for Gratuity	65,083	63,127	101,297
Non- Current Portion: Provision for Leave Encashment	20,733	18,398	8,437
Accrued payroll and related benefits, non current	$ 85,816	$ 81,525	$ 109,734